Changes in deferred loan origination costs and fees (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in deferred loan origination costs [Abstract]
Beginning balance	₩ 497,368	₩ 434,746
Loan origination	232,943	235,032
Amortization	(208,998)	(172,410)
Business combination (Note 50)	13,217	0
Ending balance	₩ 534,530	₩ 497,368